MAY 31, 2001





ANNUAL REPORT




INVESCO MONEY MARKET FUNDS, INC.

CASH RESERVES FUND
TAX-FREE MONEY FUND
U.S. GOVERNMENT
MONEY FUND




"WE CONTINUE TO KEEP OUR WEIGHTED AVERAGE MATURITY FAIRLY SHORT, AND OUR CREDIT QUALITY AND SAFETY STANDARDS EXCEPTIONALLY HIGH."

SEE PAGE 6





[INVESCO ICON]  INVESCO FUNDS(R)

A Member of the AMVESCAP Group

[PHOTOGRAPH OF MARK H. WILLIAMSON OMITTED]

SMART INVESTMENTS FOR A WELL-DIVERSIFIED PORTFOLIO

FELLOW SHAREHOLDER:

Financial advisers have long emphasized the importance of a diversified portfolio, but this investment strategy has moved to center stage since the onset of the economic slowdown. Money market funds, of course, play a vital role in diversification, as evidenced by the past year's events. Indeed, these funds can serve as a welcome refuge during periods of volatility challenging other areas of the market.

I'd like to reiterate our approach to money market management by providing some insight into our different investment alternatives.

o CASH RESERVES FUND provides competitive current yields from a diversified portfolio of short-term obligations, as well as convenient access to your money through free check writing. (Checks subject to a minimum amount of $500.)

o TAX-FREE MONEY FUND helps you shelter earnings from federal taxes by investing in the debt obligations of states and municipalities. (Income may be subject to state and local taxes, as well as the federal Alternative Minimum Tax.)

o U.S. GOVERNMENT MONEY FUND is designed for investors who are primarily concerned with safeguarding their principal, and invests in securities backed by the federal government and its agencies. This fund offers the highest credit quality of all INVESCO money market alternatives.

o TREASURER'S MONEY MARKET RESERVE FUND and TREASURER'S TAX-EXEMPT RESERVE FUND provide potentially low-cost, higher-yield money market options for institutions and individuals with more than $100,000 to invest. The expense ratio of the two Treasurer's Funds is fixed at 0.25%, which is extremely competitive. (Treasurer's Tax-Exempt Reserve Fund income may be subject to state and local taxes, as well as the federal Alternative Minimum Tax.)

Remember, money market funds are not insured or guaranteed by the federal government, Federal Deposit Insurance Corporation or any other government agency. And while the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Nonetheless, we believe these funds provide investors with a low-risk and increasingly convenient cash management tool that offers the potential for both flexibility and protection against market turbulence.

Sincerely,



/s/ Mark H. Williamson
----------------------
Mark H. Williamson
Chairman and CEO, INVESCO Funds Group, Inc.

"...THE RECENT FISCAL POLICY MEASURES TO LOWER TAX RATES WILL BEGIN INFLUENCING OUR SYSTEM WITH TAX REFUNDS AND LOWER WITHHOLDING AS EARLY AS JULY, POTENTIALLY PROVIDING THE ECONOMY WITH A BOOST."

-- SEE PAGE 5

TABLE OF CONTENTS

LETTER FROM THE CHAIRMAN ............1

MARKET HEADLINES ....................3

AN INTERVIEW WITH DICK HINDERLIE.....5

INVESTMENT HOLDINGS .................7

FINANCIAL STATEMENTS ...............14

NOTES TO FINANCIAL STATEMENTS ......21

FINANCIAL HIGHLIGHTS ...............25



FOR THE LATEST YIELD INFORMATION, CALL US AT 1-800-525-8085 OR VISIT OUR WEB SITE AT INVESCOFUNDS.COM.

MARKET HEADLINES

"THE SILVER LINING IN THE YEAR'S CLOUDS WAS FOUND IN SEGMENTS OF THE MARKET KNOWN FOR THEIR CONSISTENCY."

MARKET OVERVIEW:

JUNE 2000 THROUGH MAY 2001

The unusually sharp market turns that investors have come to view as regular fare for the evening news continued to punctuate the past year, creating an environment in which extremes were the norm. Overall, the U.S. economy slowed significantly on the heels of the euphoria that characterized 1999 and early 2000. Some of the major factors behind the tumult included corporate earnings woes -- particularly for technology-oriented New Economy companies -- the election uncertainty that preceded the inauguration of new U.S. President George
W. Bush, and a highly publicized energy crunch affecting consumers and businesses alike.

Indeed, even the most diehard bulls were forced to acknowledge the presence of the bear in the Nasdaq Composite Index's dramatic freefall, and a mood of uncertainty prevailed throughout the annual period ended May 31, 2001. Fundamentally strong growth companies suffered along with more speculative issues as investors focused almost exclusively on negative news. The semiconductor, telecommunications, and personal computer industries were particularly hard hit in the face of softening demand. Many investors were surprised to discover that their favorite names from the '90s could not maintain the hectic pace they'd set during the previous decade.

Meanwhile, talk of a possible economic recession grew louder as the unemployment rate increased, manufacturing activity slid, and inflation worries surfaced. In response, the Fed began laying the groundwork for lowering short-term interest rates in December, and then kicked off 2001 with a surprise half-point cut on January 3. Rates were subsequently lowered four more times in 50-basis-point increments, leading to a rate of 4.00% as of May 15, 2001 -- the lowest level the federal funds rate had reached in nine years.

Although the Fed's actions represented a welcome change for stock investors, the rate cuts were unable to trigger a sustained rebound. We did see growth stocks rocket up in January and April -- both months in which unexpected cuts were announced -- but these gains still left the Nasdaq well below its March 2000 high. Corporate bonds also failed to experience any relief in the face of heightened credit concerns and the resulting loss of liquidity. The high-yield market was particularly vulnerable to these obstacles.

The silver lining in the year's clouds was found in segments of the market known for their consistency. For example, the U.S. Treasury market, generally deemed a safe haven, benefited from investors' flight to stability. It was also aided by the federal government's ongoing buyback of longer maturity Treasury bonds.

Fixed-income securities weren't the only standouts. Although Old Economy areas were certainly not immune to the broadening economic slowdown, many companies occupying naturally defensive spaces provided solid overall performance. Energy issues were buoyed during the year by surging demand and high oil and gas prices. We were also pleased to see strong performance from the health care sector, which held up nicely through the economy's decline -- thanks in large part to the resilience of many pharmaceutical companies. Additionally, some financial services stocks became appealing in light of the interest rate reductions.

These areas of strength were admittedly few and far between in recent months. Yet we were encouraged to see signs in April and May suggesting that an improved environment may develop going forward. Historically, it has often taken six to nine months for the market to digest Fed actions -- and the mantra "don't fight the Fed" has been borne out time and time again. Therefore, any positive long-term effects stemming from the easing cycle may still lie ahead. Furthermore, the inventory build-up that plagued so many growth companies throughout much of the year has finally been relieved somewhat by an increase in demand, tax rebates could boost consumer spending later in 2001, and inflation appears to have been held in check thus far.

Of course, in a market as uncertain as this one, economic indicators are just that -- indicators. With this in mind, we continue to keep abreast of the latest developments while focusing on what we do best -- conducting bottom-up research in an effort to uncover those investment opportunities that can perform well regardless of where the market turns next.

--------------------------------------------------------------------------------
COSBY RETIRES; SIMMONS NAMED MANAGER OF TAX-FREE MONEY FUND

After more than 15 years with INVESCO, Ingeborg Cosby retired at the end of June. Although we'll miss Inge and the long-standing excellence she brought to the team, we wish her the best of luck and an enjoyable retirement.

Assuming Inge's responsibilities as Portfolio Manager of INVESCO Tax-Free Money Fund will be VICTORIA SIMMONS, who has served as Inge's backup since 1993. Tori joined INVESCO in 1992 as a portfolio accountant, and was promoted to the Fixed-Income Division in 1993. Since 1993, Tori has worked closely with Inge in all facets of cash management, and is now well equipped to assume responsibilities as Portfolio Manager.
--------------------------------------------------------------------------------

FUND MANAGEMENT

[PHOTOGRAPH OF RICHARD R. HINDERLIE OMITTED]

RICHARD R. HINDERLIE

U.S. GOVERNMENT MONEY FUND
CASH RESERVES FUND

VICE PRESIDENT RICHARD R. HINDERLIE JOINED INVESCO FUNDS GROUP IN 1993. A FIXED-INCOME MANAGER SINCE 1973, DICK HAS EXTENSIVE EXPERIENCE WITH MORTGAGE-BACKED SECURITIES, U.S. TREASURY, AND MONEY MARKET INVESTMENT GRADE SECURITIES. HE RECEIVED HIS BA IN ECONOMICS FROM PACIFIC LUTHERAN UNIVERSITY AND HIS MBA FROM ARIZONA STATE UNIVERSITY. PRIOR TO JOINING INVESCO FUNDS, DICK WAS WITH BANK WESTERN AND HIS OWN INVESTMENT FIRM.

[PHOTOGRAPH OF INGEBORG S. COSBY OMITTED]

INGEBORG S. COSBY

TAX-FREE MONEY FUND

VICE PRESIDENT INGEBORG S. COSBY HAS MORE THAN 15 YEARS OF INVESTMENT EXPERIENCE. SHE JOINED INVESCO FUNDS GROUP IN 1985, AND PREVIOUSLY WORKED AS A PORTFOLIO MANAGER ASSISTANT WITH FIRST AFFILIATED SECURITIES, INC.

QUESTIONS AND ANSWERS

AN INTERVIEW WITH FUND MANAGER DICK HINDERLIE

LOOKING FOR OPPORTUNITIES ALONG THE YIELD CURVE

WOULD YOU PROVIDE SOME PERSPECTIVE ON THE MONEY MARKET
INTEREST RATE ENVIRONMENT?

DICK HINDERLIE: Since the beginning of the year, the money market yield curve, a graphic snapshot depicting the prevailing term structure of interest rates, has been inverted. An inverted or down-sloping curve forecasts diminishing future interest rates. It often occurs concurrently with the onset of an economic slowdown and implies that the conditions leading to high interest rates will not persist. Conversely, an upward-sloped yield curve depicts an economy with optimistic prospects.

WHY DO SECURITIES THAT ARE IDENTICAL IN ALMOST EVERY RESPECT EXCEPT FOR MATURITY CARRY DIMINISHING YIELDS THROUGH TIME?

DICK HINDERLIE: When the yield curve is inverted, security issuers want to borrow very short, because they believe they can "refinance" at lower rates in the future. Meanwhile, investors may or may not favor liquidity when the yield curve is inverted as they assess investment risk, particularly when alternative investments have uncertain near-term prospects. The interplay between interest rate expectations and liquidity perferences partially defines the puzzle called the yield curve.

The yield curve also shifts with the pulse of business prospects, and it responds definitively to the hand of the short-term rate regulator -- the Federal Reserve. The Fed began cutting rates in January, promoting the expectation that more rate cuts would follow. Sure enough, rates have come down, which has influenced the investments we buy for the money market funds.

WHAT ELEMENTS ON THE RADAR SCREENS POINT TO A REVERSAL OF FORTUNE IN THE MONEY MARKET TRENDS OF 2001?

DICK HINDERLIE: Some circumstances give us hope. For one thing, the Federal Reserve has been cutting interest rates for six months. In the past, it has taken six to 12 months before we began to see the impact of monetary policy initiatives. We are now entering that window. Second, the recent fiscal policy measures to lower tax rates will begin influencing our system with tax refunds and lower withholding as early as July, potentially providing the economy with a boost. Third, money supply is on a powerful growth path, which is analogous to increasing the volume of water moving through a sprinkler system: More water is just what the doctor ordered for our lawns in Denver this summer.

[PHOTOGRAPH OF RICHARD R. HINDERLIE OMITTED]

DICK HINDERLIE MANAGES U.S. GOVERNMENT MONEY FUND AND CASH RESERVES FUND

HAVE WE REACHED A POINT WHERE THE ECONOMY HAS TURNED?

DICK HINDERLIE: It's tough to say with any certainty. There are still some imbalances that show signs of reversal, and some themes that need to get back on track. The energy uptick this spring, the need for more refineries and pipelines, resolution of electricity problems in the West, and the traffic congestion story reveal a need for additional infrastructure to balance out the strains of growth. Attentiveness to these issues and the current manufacturing softness could help renew economic optimism. Also, the arm of intervention has hindered an otherwise vibrant growth story. Several developments, including the case against Microsoft, price caps on electricity, and interference in the GE/Honeywell merger, do not instill unbridled economic excitement similar to that which carried financial markets in the '90s. The sell-off in technology and the dismay of the dot-com world has thrust its sword into the productivity story -- the new paradigm has gone sour.

Globally, it's not uncommon to have some sort of economic malaise without an offsetting pocket of excitement somewhere in the world. This time seems to be a little different. For example, the dollar seems to be getting stronger -- not only versus the yen and the euro, but against almost all currencies. Along this same line, if California, with all its recent problems, has moved up to be equivalent to the fifth largest economy in the world, jumping ahead of France and behind the U.K., what does that suggest about the economic strength behind the globalization story? Bottom line: I look for anecdotal evidence that renews these themes of economic life, employment hopes, and dispels the discomfort of interventionism to bring vitality to the economy and reverse the trend of lower money market rates.

WITH ALL OF THIS UNCERTAINTY, HOW ARE YOU POSITIONING YOUR FUNDS?

DICK HINDERLIE: We continue to keep our weighted average maturity fairly short, and our credit quality and safety standards exceptionally high. These priorities can change depending on the economic environment -- it's not always about delivering the highest yield. Until we see some of the themes develop economic excitement, we'll continue to keep our money market portfolios short, investing in securities issued by rock-solid companies. Only after the recovery materializes and the yield curve adopts a steeper slope will we be challenged to change our posture in these funds.

"IN THE PAST, IT HAS TAKEN SIX TO 12 MONTHS BEFORE WE BEGAN TO SEE THE IMPACT OF MONETARY POLICY INITIATIVES."

INVESTMENT HOLDINGS

STATEMENT OF INVESTMENT SECURITIES
INVESCO Money Market Funds, Inc.
MAY 31, 2001

                                              EFFECTIVE
                                               INTEREST         PRINCIPAL
 %       DESCRIPTION                             RATE %            AMOUNT           VALUE
-----------------------------------------------------------------------------------------
CASH RESERVES FUND
100.00   SHORT-TERM INVESTMENTS
99.72    COMMERICIAL PAPER
3.61     AEROSPACE & DEFENSE
         Honeywell International, 6/1/2001         4.38    $   39,000,000   $  39,000,000
=========================================================================================
15.21    ASSET-BACKED FUNDING
         Ciesco LP, 6/28/2001                      4.04        45,000,000      44,865,776
         Corporate Asset Funding, 7/2/2001         4.03        40,000,000      39,863,465
         Delaware Funding, 6/20/2001               4.06        40,000,000      39,915,664
         Quincy Capital, 6/26/2001                 4.08        40,000,000      39,888,499
=========================================================================================
                                                                              164,533,404
7.15     AUTOMOBILES
         General Motors, 6/18/2001                 4.09        37,500,000      37,428,701
         General Motors Acceptance, 6/19/2001      4.07        40,000,000      39,919,902
=========================================================================================
                                                                               77,348,603
5.96     BANKS-- MONEY CENTER
         Citicorp, 6/19/2001                       4.08        14,500,000      14,470,882
         UBS Finance, 6/1/2001                     4.24        50,000,000      50,000,000
=========================================================================================
                                                                               64,470,882
4.15     COMMERCIAL FINANCE
         CIT Group, 6/28/2001                      4.13        45,000,000      44,862,973
=========================================================================================
7.67     CONSUMER FINANCE
         American Express Credit, 6/21/2001        4.00        43,000,000      43,000,000
         Household Finance, 6/5/2001               3.99        40,000,000      40,000,000
=========================================================================================
                                                                               83,000,000
1.39     ELECTRIC UTILITIES
         Southern Co Funding, 6/5/2001             4.06        15,000,000      14,993,327
=========================================================================================
4.99     ELECTRICAL EQUIPMENT
         General Electric Capital Services
           6/11/2001                               4.01        45,000,000      45,000,000
           6/29/2001                               4.01         9,000,000       9,000,000
=========================================================================================
                                                                               54,000,000
9.24     FINANCIAL-- DIVERSIFIED
         American General Finance, 7/2/2001        4.00        50,000,000      50,000,000
         General Electric Capital, 6/1/2001        4.19        50,000,000      50,000,000
=========================================================================================
                                                                              100,000,000
8.22     INSURANCE-- MULTI-LINE
         Prudential Funding, 6/22/2001             4.01        46,500,000      46,500,000
         Transamerica Finance
           6/7/2001                                4.06        25,000,000      24,983,318
           6/12/2001                               4.07        17,500,000      17,478,590
=========================================================================================
                                                                               88,961,908
3.60     INVESTMENT BANK/BROKER FIRM
         Morgan Stanley, 6/7/2001                  4.36        39,000,000      38,972,084
=========================================================================================

                                              EFFECTIVE
                                               INTEREST         PRINCIPAL
 %       DESCRIPTION                             RATE %            AMOUNT           VALUE
-----------------------------------------------------------------------------------------
8.32     MACHINERY-- DIVERSIFIED
         Deere & Co, 6/6/2001                      4.03    $   40,000,000   $  40,000,000
         Deere (John) Capital, 6/4/2001            4.01        50,000,000      50,000,000
=========================================================================================
                                                                               90,000,000
4.15     MANUFACTURING-- DIVERSIFIED
         Textron Financial
           6/14/2001                               4.12        20,000,000      19,970,681
           6/29/2001                               4.09        25,000,000      24,921,888
=========================================================================================
                                                                               44,892,569
6.47     OIL-- INTERNATIONAL INTEGRATED
         Chevron USA, 6/4/2001                     3.99        20,000,000      20,000,000
         Texaco Inc, 7/9/2001                      3.98        50,000,000      50,000,000
=========================================================================================
                                                                               70,000,000
0.55     REAL ESTATE
         Weyerhaeuser Real Estate, 6/7/2001        4.48         6,000,000       5,995,588
=========================================================================================
4.34     SERVICES-- COMMERCIAL & CONSUMER
         Hertz Corp
           6/8/2001                                4.00        25,000,000      25,000,000
           6/27/2001                               4.00        22,000,000      22,000,000
=========================================================================================
                                                                               47,000,000
4.70     TELEPHONE
         Qwest Corp
           6/25/2001                               4.18        40,000,000      39,890,375
           7/11/2001                               4.15        11,000,000      10,950,199
=========================================================================================
                                                                               50,840,574
           TOTAL COMMERCIAL PAPER
              (Amortized Cost $1,078,871,912)                               1,078,871,912
=========================================================================================
0.28     REPURCHASE AGREEMENTS
         Repurchase Agreement with State Street
           dated 5/31/2001 due 6/1/2001 at 3.950%,
           repurchased at $3,026,332 (Collateralized by
           US Treasury Inflationary Index Bonds, due
           4/15/2028 at 3.625%, value $3,093,601)
           (Cost $3,026,000)                                    3,026,000       3,026,000
=========================================================================================
100.00   TOTAL INVESTMENT SECURITIES AT VALUE
         (Amortized Cost $1,081,897,912)(a)                                $1,081,897,912
=========================================================================================


TAX-FREE MONEY FUND
100.00   SHORT-TERM INVESTMENTS
98.06    MUNICIPAL NOTES(b)
1.33     ARIZONA
         Arizona Hlth Facils Auth (Arizona Vol
           Hosp Fedn Pooled Ln Prog) (FGIC
           Insured), AR Mode Bonds, 1985
           Series A, 10/1/2015                     2.95    $      475,000   $     475,000
=========================================================================================

                                              EFFECTIVE
                                               INTEREST         PRINCIPAL
 %       DESCRIPTION                             RATE %            AMOUNT           VALUE
-----------------------------------------------------------------------------------------
3.37     CALIFORNIA
         Los Angeles Regl Airports Impt,
            California (American Airlines/Los
            Angeles Intl Airport),
            AR, Facils Sublease FDR, Issue 1984,
              (LOC - Wachovia Bank), Series C,
              12/1/2024                            3.15    $      900,000   $     900,000
              (LOC - Wachovia Bank), Series F,
              12/1/2024                            3.15           300,000         300,000
=========================================================================================
                                                                                1,200,000
0.84     COLORADO
         Colorado Student Ln Oblig Auth (AMBAC
           Insured), AR, Sr Lien Student Ln Rev,
           1999 Series A-1, 9/1/2002               3.00           300,000         300,000
=========================================================================================
5.09     FLORIDA
         Dade Cnty School Dist, Florida (FGIC
           Insured), FR, Gen Oblig School Rev,
           Series 1992, 8/1/2004                   3.30         1,000,000       1,004,305
         St Lucie Cnty, Florida (Savannah Hosp
           Proj) (LOC - Bank of America), FRD,
           IDR, Series 1985, 11/1/2015             3.05           810,000         810,000
=========================================================================================
                                                                                1,814,305
12.41    GEORGIA
         DeKalb Cnty Hosp Auth, Georgia (DeKalb
           Med Ctr Proj) (LOC - SunTrust Bank),
           AR, RAC,
              Series 1993B, 9/1/2009               3.05           975,000         975,000
              Series 1999A, 12/1/2024              3.05         1,000,000       1,000,000
         DeKalb Private Hosp Auth, Georgia
           (Egleston Children's Hosp at Emory
           Univ Proj)
           (LOC - Suntrust Bank), VRD, RAC,
           Series 1994B, 12/1/2017                 2.90           400,000         400,000
         Macon-Bibb Cnty Hosp Auth, Georgia
           (Med Ctr of Cent Georgia) (LOC -
           SunTrust Bank), AR, RAC, Series
           1994, 4/1/2007                          3.05           945,000         945,000
         Metro Atlanta Rapid Transit Auth,
           Georgia (AMBAC Insured), FR, Sales
           Tax Rev, Ref Series M, 7/1/2001         3.20           600,000         601,391
         Savannah Econ Dev Auth, Georgia
           (Home Depot Proj) (LOC - SunTrust
           Bank), AR, Exmp Facil Rev,
           Series 1995B, 8/1/2025                  3.10           500,000         500,000
=========================================================================================
                                                                                4,421,391
4.82     ILLINOIS
         Illinois Dev Fin Auth (6 West Hubbard
           Street Proj) (LOC - LaSalle Natl
           Bank), F/FR, IDR, Series 1986,
           12/1/2016                               3.80           815,000         815,000
         Illinois Dev Fin Auth (Kindlon
           Partners Proj) (LOC - LaSalle Natl
           Bank), VR, Indl Proj Rev,
           Series 1991, 5/1/2006                   3.05           400,000         400,000
         Illinois Edl Facils Auth (Natl-Louis
           Univ) (LOC - American Natl Bank &
           Trust), VRD, Rev, Series 1999A,
           6/1/2029                                2.97           500,000         500,000
=========================================================================================
                                                                                1,715,000

                                              EFFECTIVE
                                               INTEREST         PRINCIPAL
 %       DESCRIPTION                             RATE %            AMOUNT           VALUE
-----------------------------------------------------------------------------------------
5.62     INDIANA
         Daviess Cnty, Indiana (Perdue Farms/
           Shenandoah Valley Farms Facil)
           (LOC - Bank of America),
           V/FRD, Econ Dev Rev, 1987 Issue,
           9/1/2007                                4.30    $    1,500,000   $   1,500,000
         Newton Cnty, Indiana (Intec Group
           Proj) (LOC - LaSalle Natl Bank),
           A/FR, Econ Dev Rev,
           Series 1994, 9/1/2010                   3.05           500,000         500,000
=========================================================================================
                                                                                2,000,000
1.69     IOWA
         Iowa Fin Auth (Wheaton Franciscan
           Svcs) (MBIA Insured), VRD, Rev,
           Series 1998B, 8/15/2024                 2.90           600,000         600,000
=========================================================================================
1.41     KANSAS
         Spring Hill, Kansas (Abrasive Engr &
           Mfg Proj) (LOC - LaSalle Natl Bank),
           VR, Indl Rev, Series 1996, 9/1/2016     3.05           500,000         500,000
=========================================================================================
1.38     LOUISIANA
         New Orleans, Louisiana (FGIC Insured),
           FR, Swr Svc Rev, Series 2000B,
           6/1/2001                                4.39           300,000         300,000
         West Ouachita Parish School Dist,
           Louisiana (FGIC Insured), FR, Sales
           Tax School, Series 2000, 9/1/2001       4.40           190,000         190,624
=========================================================================================
                                                                                  490,624
2.79     MICHIGAN
         Detroit, Michigan (MBIA Insured), AR,
           Sewage Disp System Rev Ref, Series
           1998-B, 7/1/2023                        2.80           995,000         995,000
=========================================================================================
0.84     MISSOURI
         Missouri Dev Fin Brd (Science City at
           Union Station Proj) (LOC - Canadian
           Imperial Bank of Commerce), AR,
           Infrastructure Facils Rev, Series
           1997A, 12/1/2003                        3.25           300,000         300,000
=========================================================================================
0.83     NEBRASKA
         Hamilton Cnty, Nebraska (Iams Co Proj)
           (LOC - Bank of America), VR, IDR
           Ref, Series 1990, 7/1/2005              3.05           295,000         295,000
=========================================================================================
1.40     NEW MEXICO
         New Mexico Hwy Commn (FSA Insured),
           ATS, Sub-Lien Tax Hwy Rev, Series
           1996, 6/15/2011                         2.95           500,000         500,000
=========================================================================================
7.86     NEW YORK
         Monroe Cnty Indl Dev Agency, New York
           (Ron Link Proj) (LOC - LaSalle Natl
           Bank), VR, IDR, Series 1996,
           7/1/2013                                3.24         1,300,000       1,300,000
         New York City, New York (LOC - Morgan
           Guaranty Trust), AR, Gen Oblig,
           SubSeries B-2, 8/15/2018                3.00         1,500,000       1,500,000
=========================================================================================
                                                                                2,800,000
4.21     NORTH CAROLINA
         North Carolina Edl Facils Fin Agency
           (Elon College) (LOC- Bank of
           America), VR, Rev, Series 1998,
           1/1/2021                                2.90         1,000,000       1,000,000
=========================================================================================

                                              EFFECTIVE
                                               INTEREST         PRINCIPAL
 %       DESCRIPTION                             RATE %            AMOUNT           VALUE
-----------------------------------------------------------------------------------------
         North Carolina Med Care Commn (North
           Carolina Baptist Hosps Proj), VR,
           Hosp Rev, 1996, 6/1/2012                2.90    $      500,000   $     500,000
=========================================================================================
                                                                                1,500,000
2.81     OHIO
         Ohio Pub Facils Commn (MBIA Insured),
           FR, Higher Ed Cap Facils Rev,
           Series II-1996A, 11/1/2001              3.39           500,000         501,993
         Summit Cnty, Ohio (Akron Goodwill
           Inds Proj) (LOC - Bank One), ARD,
           Rev, Series 2000, 12/1/2029             3.05           500,000         500,000
=========================================================================================
                                                                                1,001,993
1.31     OREGON
         Port of Astoria, Oregon (Clatsop Cnty)
           (MBIA Insured), FR, Gen Oblig,
           Series 1991, 9/1/2001                   3.40           225,000         226,438
         Redmond School Dist #2J, Oregon
           (Deschutes & Jefferson Cntys) (FGIC
           Insured), FR, Gen Oblig Ref,
           6/1/2001                                3.40           240,000         240,000
=========================================================================================
                                                                                  466,438
1.42     PENNSYLVANIA
         Erie Cnty Prison Auth, Pennsylvania
           (Commonwealth of Pennsylvania)
           (MBIA Insured), FR, Commonwealth
           Lease Rev, Series of 1991,
           11/1/2001                               3.23           500,000         506,590
=========================================================================================
0.84     SOUTH CAROLINA
         Anderson Cnty, South Carolina (Belton
           Inds Proj) (LOC - Bank of America),
           AR, Indl Rev, Series 1991A,
           7/1/2004                                3.15           300,000         300,000
=========================================================================================
2.25     TENNESSEE
         Greeneville Hlth & Edl Facils Brd,
           Tennessee (Laughlin Mem Hosp Proj)
           (LOC - NationsBank of Tennessee),
           VRD, Rev, Series 1992, 10/1/2014        3.10           800,000         800,000
=========================================================================================
23.34    TEXAS
         Amarillo Hlth Facils, Texas (High
           Plains Baptist Hosp Proj) (FSA
           Insured), FR, Hosp Rev, Series
           1992C, 1/1/2007                         3.45           500,000         518,525
         Arlington Indpt School Dist, Texas
           (Tarrant Cnty) (PSFG Insured), FR,
           Unlimited Tax School Bldg Rev,
           Series 2001, 2/15/2002                  3.21           400,000         405,508
         Austin Indpt School Dist, Texas
           (Travis Cnty) (PSFG Insured), FR,
           Unlimited Tax Ref, Series 1993,
           8/1/2001                                4.40           500,000         500,642
         Bedford, Texas (Tarrant Cnty)
           (FSA Insured), FR, Wtrwrks & Swr
           System Rev, Ref & Impt, Series
           1998, 2/1/2002                          3.50           150,000         150,727
         Dallas Cnty, Texas, FR, Ltd Tax Perm
           Impt & Ref, Series 1992A, 8/15/2002     4.40           345,000         346,096
         Harris Cnty, Texas, FR, Toll Road,
           Sr Lien, Rev Ref, Series 1994,
           8/15/2001                               3.35           500,000         501,097

                                              EFFECTIVE
                                               INTEREST         PRINCIPAL
 %       DESCRIPTION                             RATE %            AMOUNT           VALUE
-----------------------------------------------------------------------------------------
         Lewisville, Texas (Denton Cnty)
           (MBIA Insured), FR, Gen Oblig,
           Series 2001, 2/15/2002                  3.22    $      225,000   $     227,705
         Lewisville Indpt School Dist, Texas
           (Denton Cnty) (PSFG Insured), FR,
           Unlimited Tax School Bldg & Ref,
           Series 1992, 8/15/2001                  4.30           600,000         602,027
         Lone Star Airport Impt Auth, Texas
           (American Airlines Proj) (LOC -
           Royal Bank of Canada), V/FRD,
           Multiple Mode Rev,
              1984 Series A-1, 12/1/2014           3.15           800,000         800,000
              1984 Series A-4, 12/1/2014           3.15           200,000         200,000
              1984 Series B-3, 12/1/2014           3.15           700,000         700,000
         Lower Colo River Auth, Texas
           (FSA Insured), FR, Jr Lien Ref Rev,
           Fourth Supplemental Series,
           1/1/2012                                3.35         1,000,000       1,033,254
         New Caney Muni Util Dist, Texas
           (MBIA Insured), FR, Unlimited Tax
           Ref Rev, Series 2001, 4/1/2002          3.30           340,000         343,995
         Texas, FR, TRAN, Series 2000, 8/31/2001   4.26           500,000         501,183
         Texas, FR, TRAN, Series 2000, 8/31/2001   4.25           500,000         501,195
         Waco, Texas (McLennan Cnty) (AMBAC
           Insured), FR, Combination Tax & Rev
           Certs of Oblig, Series 1992,
           2/1/2005                                3.25           500,000         510,393
         Weatherford Indpt School Dist, Texas
           (Parker Cnty) (PSFG Insured), FR,
           Unlimited Tax School Bldg & Ref Rev,
           Series 2001, 2/15/2002                  3.28           465,000         470,494
=========================================================================================
                                                                                8,312,841
0.84     UTAH
         Tremonton, Utah (Box Elden Cnty)
           (La-Z-Boy Chair Proj) (LOC - NBD
           Bank), VRD, IDR, Series 1990,
           6/1/2026                                3.10           300,000         300,000
=========================================================================================
7.96     WASHINGTON
         Lewis Cnty Pub Util Dist #1, Washington
           (Cowlitz Falls Hydroelec Proj), FR,
           Rev, Series 1991, 10/1/2013             4.28         1,000,000       1,028,523
         Washington, Gen Oblig, Series B,
           6/1/2016                                4.30         1,305,000       1,305,000
         Washington, Gen Oblig, Series B,
           6/1/2016                                3.25           500,000         500,000
=========================================================================================
                                                                                2,833,523
1.40     WISCONSIN
         Wisconsin Hlth & Edl Facils Auth
           (Felician Svcs Obligated Grp)
           (AMBAC Insured), VRD, Rev, Series
           1997B, 1/1/2027                         2.90           500,000         500,000
=========================================================================================
         TOTAL MUNICIPAL SECURITIES
           (AMORTIZED COST $34,927,705)                                        34,927,705
=========================================================================================
1.94     COMMERCIAL PAPER
1.94     FINANCIAL-- DIVERSIFIED
         General Electric Capital, 6/1/2001
           (Cost $690,000)                         4.19           690,000         690,000
=========================================================================================
100.00   TOTAL INVESTMENT SECURITIES AT VALUE
         (Amortized Cost $35,617,705)(a)                                    $  35,617,705
=========================================================================================

                                              EFFECTIVE
                                               INTEREST         PRINCIPAL
 %       DESCRIPTION                             RATE %            AMOUNT           VALUE
-----------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY FUND
100.00   SHORT-TERM INVESTMENTS
98.48    US GOVERNMENT AGENCY OBLIGATIONS
         Fannie Mae
           6/28/2001                               3.98    $   10,367,000   $  10,336,566
         Federal Home Loan Bank
           6/13/2001                               3.97        35,000,000      34,954,421
         Freddie Mac
           6/1/2001                                4.15         6,000,000       6,000,000
           6/19/2001                               3.99        15,000,000      14,970,568
           6/26/2001                               4.03         5,000,000       4,986,247
           7/10/2001                               3.97         5,000,000       4,978,856
=========================================================================================
           TOTAL US GOVERNMENT AGENCY OBLIGATIONS
              (Amortized Cost $76,226,658)                                     76,226,658
=========================================================================================
1.52     REPURCHASE AGREEMENTS
         Repurchase Agreement with State
           Street dated 5/31/2001 due 6/1/2001
           at 3.950%, repurchased at
           $1,173,129 (Collateralized by US
           Treasury Inflationary Index Bonds,
           due 4/15/2028 at 3.625%, value $1,200,250)
           (Cost $1,173,000)                                    1,173,000       1,173,000
=========================================================================================
100.00   TOTAL INVESTMENT SECURITIES AT VALUE
         (Amortized Cost $77,399,658)(a)                                    $  77,399,658
=========================================================================================

The following acronyms may be used in security descriptions:

A/FR(c)      --     Adjustable/Fixed Rate
AMBAC        --     American Municipal Bond Assurance Corporation
AR(c)        --     Adjustable Rate
ARD(c)       --     Adjustable Rate Demand
ATS(c)       --     Adjustable Tender Securities
FDR(c)       --     Flexible Demand Revenue
FGIC         --     Financial Guaranty Insurance Company
F/FR(c)      --     Floating/Fixed Rate
FR           --     Fixed Rate
FRD(c)       --     Floating Rate Demand
FSA          --     Financial Security Assurance
IDR          --     Industrial Development Revenue
LOC          --     Letter of Credit
MBIA         --     Municpal Bond Investors Assurance Corporation
PSFG         --     Permanent School Fund Guarantee Program
RAC          --     Revenue Anticipation Certificates
TRAN         --     Tax & Revenue Anticipation Notes
V/FRD(c)     --     Variable/Fixed Rate Demand
VR(c)        --     Variable Rate
VRD(c)       --     Variable Rate Demand

(a) Also represents cost for income tax purposes.
(b) All securities with a maturity date greater than one year have either a variable rate, demand feature, prerefunded, optional mandatory put resulting in an effective maturity of one year or less. Rate shown shown reflects current rate.
(c) Rate is subject to change. Rate shown reflects current rate.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
INVESCO Money Market Funds, Inc.
MAY 31, 2001

                                                                    CASH         TAX-FREE
                                                                RESERVES            MONEY
                                                                    FUND             FUND
-----------------------------------------------------------------------------------------
ASSETS
Investment Securities:
   At Cost(a)                                            $ 1,081,897,912    $  35,617,705
=========================================================================================
   At Value(a)                                           $ 1,081,897,912    $  35,617,705
Cash                                                             245,679           92,513
Receivables:
   Fund Shares Sold                                           22,465,164           89,719
   Interest                                                      337,798          355,416
Prepaid Expenses and Other Assets                                108,449           30,681
=========================================================================================
TOTAL ASSETS                                               1,105,055,002       36,186,034
=========================================================================================
LIABILITIES
Payables:
   Distributions to Shareholders                                 146,303            2,215
   Fund Shares Repurchased                                   209,390,786          112,943
Accrued Distribution Expenses
   Class B                                                            57               --
   Class C                                                        22,122               --
Accrued Expenses and Other Payables                              169,076           16,218
=========================================================================================
TOTAL LIABILITIES                                            209,728,344          131,376
=========================================================================================
NET ASSETS AT VALUE, Applicable to Shares Outstanding     $  895,326,658    $  36,054,658
=========================================================================================
NET ASSETS AT VALUE:
   Investor Class                                         $  880,488,621    $  36,054,658
=========================================================================================
   Class A                                                $        1,054               --
=========================================================================================
   Class B                                                $       63,448               --
=========================================================================================
   Class C                                                $   14,773,535               --
=========================================================================================
Shares Outstanding(b)
   Investor Class                                            880,488,621       36,054,658
   Class A                                                         1,054               --
   Class B                                                        63,448               --
   Class C                                                    14,773,535               --
NET ASSET VALUE, Offering and Redemption Price per Share
   Investor Class                                         $         1.00    $        1.00
   Class A                                                $         1.00               --
   Class B (excludes applicable contingent deferred
     sales charge)                                        $         1.00               --
   Class C (excludes applicable contingent deferred
     sales charge)                                        $         1.00               --
=========================================================================================

(a) Investment securities at cost and value at May 31, 2001 includes a repurchase agreement of $3,026,000 for Cash Reserves Fund.
(b) The Funds have 20 billion authorized shares of common stock, par value $0.01 per share. Of such shares, 18.8 billion have been allocated to Cash Reserves Fund and 500 million to Tax-Free Money Fund: 4.7 billion to Cash Reserves Fund - Investor Class, 4.7 billion to Cash Reserves Fund - Class A, 4.7 billion to Cash Reserves Fund - Class B, 4.7 billion to Cash Reserves Fund - Class C and 500 million to Tax-Free Money Fund - Investor Class. Paid-in capital was $895,326,658 and $36,054,658 for Cash Reserves Fund and Tax-Free Money Fund, respectively.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
  (CONTINUED)
INVESCO Money Market Funds, Inc.
MAY 31, 2001

                                                                          U.S. GOVERNMENT
                                                                                    MONEY
                                                                                     FUND
-----------------------------------------------------------------------------------------
ASSETS
Investment Securities:
   At Cost(a)                                                               $  77,399,658
=========================================================================================
   At Value(a)                                                              $  77,399,658
Receivables:
   Fund Shares Sold                                                               326,528
   Interest                                                                           129
Prepaid Expenses and Other Assets                                                  31,303
=========================================================================================
TOTAL ASSETS                                                                   77,757,618
=========================================================================================
LIABILITIES
Payables:
   Custodian                                                                       30,499
   Distributions to Shareholders                                                    5,270
   Fund Shares Repurchased                                                      2,321,300
Accrued Expenses and Other Payables                                                20,618
=========================================================================================
TOTAL LIABILITIES                                                               2,377,687
=========================================================================================
NET ASSETS AT VALUE, Applicable to Shares Outstanding                        $ 75,379,931
=========================================================================================
Shares Outstanding(b)                                                          75,379,931
NET ASSET VALUE, Offering and Redemption Price per Share                     $       1.00
=========================================================================================

(a) Investment securities at cost and value at May 31, 2001 includes a repurchase agreement of $1,173,000.
(b) The Funds have 20 billion authorized shares of common stock, par value $0.01 per share. Of such shares, 500 million have been allocated to U.S. Government Money Fund. Paid-in-capital for U.S. Government Money Fund was $75,379,931.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO Money Market Funds, Inc.
YEAR ENDED MAY 31, 2001 (NOTE 1)

                                                                    CASH         TAX-FREE
                                                                RESERVES            MONEY
                                                                    FUND            FUND
-----------------------------------------------------------------------------------------
INVESTMENT INCOME
INTEREST INCOME                                           $   52,970,398    $   1,485,211
=========================================================================================
EXPENSES
Investment Advisory Fees                                       3,434,717          185,192
Distribution Expenses
   Class A                                                           102               --
   Class B                                                           174               --
   Class C                                                       144,928               --
Transfer Agent Fees                                            3,402,271          121,180
Administrative Services Fees                                     405,208           26,667
Custodian Fees and Expenses                                       99,189            8,759
Directors' Fees and Expenses                                      38,347           10,371
Professional Fees and Expenses                                    38,164           21,893
Registration Fees and Expenses
   Investor Class                                                139,515           39,741
   Class C                                                             1               --
Reports to Shareholders                                          301,746           12,190
Other Expenses                                                    19,381            8,155
=========================================================================================
   TOTAL EXPENSES                                              8,023,743          434,148
   Fees and Expenses Absorbed by Investment Adviser              (14,358)        (115,856)
   Fees and Expenses Paid Indirectly                             (44,826)          (4,470)
=========================================================================================
      NET EXPENSES                                             7,964,559          313,822
=========================================================================================
NET INVESTMENT INCOME AND NET INCREASE IN
   NET ASSETS FROM OPERATIONS                             $   45,005,839    $   1,171,389
=========================================================================================

See Notes to Financial Statements

INVESCO Money Market Funds, Inc.
YEAR ENDED MAY 31, 2001

                                                                          U.S. GOVERNMENT
                                                                                    MONEY
                                                                                     FUND
-----------------------------------------------------------------------------------------
INVESTMENT INCOME
INTEREST INCOME                                                             $   4,619,873
=========================================================================================
EXPENSES
Investment Advisory Fees                                                          388,163
Transfer Agent Fees                                                               359,802
Administrative Services Fees                                                       44,935
Custodian Fees and Expenses                                                        13,555
Directors' Fees and Expenses                                                       11,901
Professional Fees and Expenses                                                     14,875
Registration Fees and Expenses                                                     43,595
Reports to Shareholders                                                            36,839
Other Expenses                                                                      2,702
=========================================================================================
   TOTAL EXPENSES                                                                 916,367
   Fees and Expenses Absorbed by Investment Adviser                              (251,875)
   Fees and Expenses Paid Indirectly                                               (5,948)
=========================================================================================
      NET EXPENSES                                                                658,544
=========================================================================================
NET INVESTMENT INCOME AND NET INCREASE IN
   NET ASSETS FROM OPERATIONS                                               $   3,961,329
=========================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
Cash Reserves Fund

                                                                     YEAR ENDED MAY 31
-----------------------------------------------------------------------------------------
                                                                   2001              2000
                                                                (Note 1)
OPERATIONS AND DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income Earned and Distributed
  to Shareholders
   Investor Class                                       $    44,414,305   $    38,074,203
   Class A                                                        1,572                --
   Class B                                                          518                --
   Class C                                                      589,444            51,873
=========================================================================================
                                                        $    45,005,839   $    38,126,076
=========================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
   Investor Class                                       $ 11,433,835,042  $ 8,168,679,754
   Class A                                                      452,647                --
   Class B                                                       67,999                --
   Class C                                                  657,716,539        11,617,753
Reinvestment of Distributions
   Investor Class                                            39,232,230        33,967,952
   Class A                                                          933                --
   Class B                                                          449                --
   Class C                                                      342,247            47,780
=========================================================================================
                                                         12,131,648,086     8,214,313,239
Amounts Paid for Repurchases of Shares
   Investor Class                                       (11,504,713,776)   (8,104,670,476)
   Class A                                                     (452,526)               --
   Class B                                                       (5,000)               --
   Class C                                                 (647,471,733)       (7,479,051)
=========================================================================================
                                                        (12,152,643,035)   (8,112,149,527)
NET INCREASE (DECREASE) IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                                  (20,994,949)      102,163,712
NET ASSETS
Beginning of Period                                         916,321,607       814,157,895
=========================================================================================
End of Period                                           $   895,326,658   $   916,321,607
=========================================================================================

          -------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold
   Investor Class                                        11,433,835,042     8,168,679,754
   Class A                                                      452,647                --
   Class B                                                       67,999                --
   Class C                                                  657,716,539        11,617,753
Shares Issued from Reinvestment of Distributions
   Investor Class                                            39,232,230        33,967,952
   Class A                                                          933                --
   Class B                                                          449                --
   Class C                                                      342,247            47,780
=========================================================================================
                                                         12,131,648,086     8,214,313,239
Shares Repurchased
   Investor Class                                       (11,504,713,776)   (8,104,670,476)
   Class A                                                     (452,526)               --
   Class B                                                       (5,000)               --
   Class C                                                 (647,471,733)       (7,479,051)
=========================================================================================
                                                        (12,152,643,035)   (8,112,149,527)
NET INCREASE (DECREASE) IN FUND SHARES                      (20,994,949)      102,163,712
=========================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
  (CONTINUED)
Tax-Free Money Fund

                                                                     YEAR ENDED MAY 31
-----------------------------------------------------------------------------------------
                                                                   2001              2000
OPERATIONS AND DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income Earned and
   Distributed to Shareholders                          $     1,171,389   $     1,167,684
=========================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                           $   151,070,817   $   207,429,732
Reinvestment of Distributions                                 1,070,906         1,065,227
=========================================================================================
                                                            152,141,723       208,494,959
Amounts Paid for Repurchases of Shares                     (156,483,441)     (218,795,963)
=========================================================================================
NET DECREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                                   (4,341,718)      (10,301,004)
NET ASSETS
Beginning of Period                                          40,396,376        50,697,380
=========================================================================================
End of Period                                           $    36,054,658   $    40,396,376
=========================================================================================

          -------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                                 151,070,817       207,429,732
Shares Issued from Reinvestment of Distributions              1,070,906         1,065,227
=========================================================================================
                                                            152,141,723       208,494,959
Shares Repurchased                                         (156,483,441)     (218,795,963)
=========================================================================================
NET DECREASE IN FUND SHARES                                  (4,341,718)      (10,301,004)
=========================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
  (CONTINUED)
U.S. Government Money Fund

                                                                      YEAR ENDED MAY 31
-----------------------------------------------------------------------------------------
                                                                   2001              2000

OPERATIONS AND DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income Earned and
   Distributed to Shareholders                          $     3,961,329   $     4,003,412
=========================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                           $   382,088,610   $   612,307,863
Reinvestment of Distributions                                 3,658,685         3,574,035
=========================================================================================
                                                            385,747,295       615,881,898
Amounts Paid for Repurchases of Shares                     (396,427,751)     (621,330,644)
=========================================================================================
NET DECREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                                  (10,680,456)       (5,448,746)
NET ASSETS
Beginning of Period                                          86,060,387        91,509,133
=========================================================================================
End of Period                                            $   75,379,931     $  86,060,387
=========================================================================================

          -------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                                 382,088,610       612,307,863
Shares Issued from Reinvestment of Distributions              3,658,685         3,574,035
=========================================================================================
                                                            385,747,295       615,881,898
Shares Repurchased                                         (396,427,751)     (621,330,644)
=========================================================================================
NET DECREASE IN FUND SHARES                                 (10,680,456)       (5,448,746)
=========================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
INVESCO Money Market Funds, Inc.
MAY 31, 2001

NOTE 1-- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Money Market Funds, Inc. is incorporated in Maryland and presently consists of three separate
Funds: Cash Reserves Fund, Tax-Free Money Fund and U.S. Government Money Fund (individually the "Fund" and collectively, the "Funds"). The investment objectives of the Funds are: to seek a high level of current income for Cash Reserves Fund; to seek as high a level of current income exempt from federal income taxation for Tax-Free Money Fund; and to seek current income by investing only in debt obligations issued or guaranteed by the U.S. Government or its agencies for U.S. Government Money Fund. INVESCO Money Market Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.

Effective August 25, 2000, Cash Reserves Fund began offering two additional classes of shares, referred to as Class A and Class B shares. The Funds offer Investor Class shares and Cash Reserves Fund offers Class C shares. Also Class A and Class B shares are not appropriate for direct investment. Class A and Class B shares are for exchange only from other INVESCO Funds' Class A and Class B shares. Investor Class shares are not subject to any distribution fees. Class A, Class B, and Class C shares are subject to an annual distribution fee of 0.35%, 1.00% and 1.00%, respectively, of the Fund's annual average net assets attributable to each class of shares. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Class B and Class C shares are sold with a contingent deferred sales charge. Class B shares convert to Class A shares after eight years along with a pro rata portion of its reinvested dividends and distributions.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Securities held by the Funds are valued at their market value determined by the amortized cost method of valuation. If management believes that such valuation does not reflect the securities' fair value, these securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount and amortized premium, is recorded on the accrual basis. The Fund amortizes discounts and premiums paid on purchases of securities to the earliest put or call date. Cost is determined on the specific identification basis.

D. FEDERAL AND STATE TAXES -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes. Of the distributions paid by Tax-Free Money Fund for the year ended May 31, 2001, 97.58% were exempt from federal income taxes.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- All of the Fund's net investment income is distributed to shareholders by dividends declared daily and paid monthly. Such dividends are automatically reinvested at the month-end net asset value, unless the shareholder requests a cash payment.

F. EXPENSES -- Each Fund or Class bears expenses incurred specifically on its behalf and, in addition, each Fund or Class bears a portion of general expenses, based on the relative net assets of each Fund or Class.

Under an agreement between each Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Funds' investment adviser. As compensation for its services to the Funds, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.50% on the first $300 million of average net assets; reduced to 0.40% on the next $200 million of average net assets; and 0.30% on average net assets in excess of $500 million.

A master distribution plan and agreement for Cash Reserves Fund Classes A, B & C shares pursuant to Rule 12b-1 of the Act (the "Plans") provides for compensation of certain promotional and other sales related costs to INVESCO Distributors, Inc. ("IDI" or the "Distributor"), a wholly owned subsidiary of IFG. Class A shares of the Fund pay compensation to IDI at a rate of 0.35% of annual average net assets. Class B and Class C shares of the Fund pay compensation to IDI at a rate of 1.00% of annual average net assets. Of these amounts, IDI may pay a service fee of 0.25% of the average net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose caps on the total sales charges, including asset-based sales charges, that may be paid by the respective class. Any unreimbursed expenses IDI incurs with respect to Class A and Class C shares in any fiscal year can not be recovered in subsequent years. For the year/period ended May 31, 2001, amounts paid to the Distributor were as follows:


                                      CLASS              CLASS             CLASS
FUND                                      A                  B                 C
--------------------------------------------------------------------------------
Cash Reserves Fund                $     102          $     117     $     126,562

If the Class B Plan is terminated, the Board of Directors may allow the Class B shares to continue payments of the asset-based sales charge to the Distributor for allowable unreimbursed expenses incurred for distributing shares before the Class B Plan was terminated. The Class B Plan allows for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods. Distribution fees related to the Distributor for the year/ period ended May 31, 2001, for Class B were as follows:

                                                 DISTRIBUTOR'S     DISTRIBUTOR'S
                                                     AGGREGATE      UNREIMBURSED
                                                  UNREIMBURSED     EXPENSES AS %
                            AMOUNT RETAINED           EXPENSES     OF NET ASSETS
                             BY DISTRIBUTOR         UNDER PLAN          OF CLASS
--------------------------------------------------------------------------------
CASH RESERVES FUND
Class B Plan                    $       174       $       (134)          (0.21%)

IFG receives a transfer agent fee from each Class at an annual rate of $29.50 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month.

In accordance with an Administrative Services Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.045% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.

IFG has voluntarily agreed to absorb certain fees and expenses incurred by each Fund for the year ended May 31, 2001.

NOTE 3 -- TRANSACTIONS WITH AFFILIATES. Certain of the Funds' officers and directors are also officers and directors of IFG or IDI.

Each Fund has adopted an unfunded defined benefit deferred compensation plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as of January 1, 2000, equal to 50% of the sum of the retainer fee plus the meeting attendance fees.

Pension expenses for the year ended May 31, 2001, included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:


                                                      UNFUNDED
                                    PENSION            ACCRUED           PENSION
FUND                               EXPENSES      PENSION COSTS         LIABILITY
--------------------------------------------------------------------------------
Cash Reserves Fund           $       13,659      $      26,405      $    105,135
Tax-Free Money Fund                     651              2,883             8,492
U.S. Government Money Fund            1,417              3,088            11,951

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 4 -- INTERFUND BORROWING AND LENDING. Each Fund is party to an interfund lending agreement between each Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Funds may borrow up to 10% of its total assets for temporary or emergency purposes. During the year ended May 31, 2001, Cash Reserves Fund lent cash at a rate of 6.67%. At May 31, 2001, there were no such borrowings and/or lendings for any Fund.

NOTE 5 -- CONTINGENT DEFERRED SALES CHARGE ("CDSC"). Class A shares may charge a 1.00% CDSC if a shareholder purchased $1,000,000 or more and redeemed these shares within 18 months from the date of purchase. A CDSC is charged by Class B shares on redemptions or exchanges of shares at a maximum of 5.00% which may be reduced or certain sales charge exceptions may apply. A 1.00% CDSC is charged by Class C for redemptions or exchanges held thirteen months or less (other than shares acquired through reinvestment of dividends or other distributions). The CDSC is paid by the redeeming shareholder; it is not an expense of the Fund. For the year/period ended May 31, 2001, the Distributor received the following CDSC fees from Class A, Class B and Class C shareholders:

FUND                                CLASS A            CLASS B           CLASS C
--------------------------------------------------------------------------------
Cash Reserves Fund            Insignificant       Insignificant     $     34,374

Report of Independent Accountants

To the Board of Directors and Shareholders of INVESCO Money Market Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of INVESCO Cash Reserves Fund, INVESCO Tax-Free Money Fund and INVESCO U.S. Government Money Fund (constituting INVESCO Money Market Funds, Inc., hereafter referred to as the "Fund") at May 31, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2001 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Denver, Colorado
July 6, 2001

FINANCIAL HIGHLIGHTS

CASH RESERVES FUND -- INVESTOR CLASS
---------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                 YEAR ENDED MAY 31
---------------------------------------------------------------------------------------------------------------------
                                                             2001         2000         1999         1998         1997
PER SHARE DATA
Net Asset Value-- Beginning of Period                  $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
=====================================================================================================================
INCOME AND DISTRIBUTIONS FROM
   INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND
   DISTRIBUTED TO SHAREHOLDERS                               0.05         0.05         0.04         0.05         0.05
=====================================================================================================================
Net Asset Value--End of Period                         $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
=====================================================================================================================

TOTAL RETURN                                                5.34%        4.87%        4.45%        4.82%        4.69%

RATIOS
Net Assets-- End of Period ($000 Omitted)              $  880,489   $  912,135   $  814,158   $  766,670   $  661,648
Ratio of Expenses to Average Net Assets(a)(b)               0.90%        0.91%        0.90%        0.91%        0.86%
Ratio of Net Investment Income to Average Net Assets(b)     5.14%        4.75%        4.36%        4.76%        4.62%

(a) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(b) Various expenses of the Class were voluntarily absorbed by IFG for the years ended May 31, 2001, 2000, 1999, 1998 and 1997. If such expenses had not been absorbed, ratio of expenses to average net assets would have been 0.90%, 0.94%, 0.91%, 0.93% and 0.92%, respectively, and ratio of net investment income to average net assets would have been 5.14%, 4.72%, 4.35%, 4.74% and 4.56%, respectively.

FINANCIAL HIGHLIGHTS

CASH RESERVES FUND-- CLASS A
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          PERIOD
                                                                           ENDED
                                                                          MAY 31
--------------------------------------------------------------------------------
                                                                         2001(a)
PER SHARE DATA
Net Asset Value-- Beginning of Period                                 $     1.00
================================================================================
INCOME AND DISTRIBUTIONS FROM
   INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND
   DISTRIBUTED TO SHAREHOLDERS                                              0.02
================================================================================
Net Asset Value-- End of Period                                       $     1.00
================================================================================

TOTAL RETURN(b)                                                         2.43%(c)

RATIOS
Net Assets-- End of Period ($000 Omitted)                             $        1
Ratio of Expenses to Average Net Assets(d)(e)                           1.32%(f)
Ratio of Net Investment Income to Average Net Assets(e)                 5.41%(f)

(a) From August 25, 2000, since inception of Class A, to May 31, 2001.
(b) The applicable Sales Charges are not included in the Total Return calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by IFG for the period ended May 31, 2001. If such expenses had not been absorbed, ratio of expenses to average net assets would have been 1.67% and ratio of net investment income to average net assets would have been 5.06%.
(f) Annualized

FINANCIAL HIGHLIGHTS

CASH RESERVES FUND-- CLASS B
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          PERIOD
                                                                           ENDED
                                                                          MAY 31
--------------------------------------------------------------------------------
                                                                         2001(a)
PER SHARE DATA
Net Asset Value-- Beginning of Period                                 $     1.00
================================================================================
INCOME AND DISTRIBUTIONS FROM
   INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND
   DISTRIBUTED TO SHAREHOLDERS                                              0.03
================================================================================
Net Asset Value-- End of Period                                       $     1.00
================================================================================

TOTAL RETURN(b)                                                         2.96%(c)

RATIOS
Net Assets-- End of Period ($000 Omitted)                             $       63
Ratio of Expenses to Average Net Assets(d)(e)                           1.82%(f)
Ratio of Net Investment Income to Average Net Assets(e)                 2.99%(f)

(a) From August 25, 2000, since inception of Class B, to May 31, 2001.
(b) The applicable CDSC fees are not included in the Total Return calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by IFG for the period ended May 31, 2001. If such expenses had not been absorbed, ratio of expenses to average net assets would have been 1.89% and ratio of net investment income to average net assets would have been 2.92%.
(f) Annualized

FINANCIAL HIGHLIGHTS

CASH RESERVES FUND-- CLASS C
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                             YEAR         PERIOD
                                                            ENDED          ENDED
                                                           MAY 31         MAY 31
--------------------------------------------------------------------------------
                                                             2001        2000(a)
PER SHARE DATA
Net Asset Value-- Beginning of Period                  $     1.00     $     1.00
================================================================================
INCOME AND DISTRIBUTIONS FROM
   INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND
   DISTRIBUTED TO SHAREHOLDERS                               0.04           0.01
================================================================================
Net Asset Value--End of Period                         $     1.00     $     1.00
================================================================================

TOTAL RETURN(b)                                             4.43%       1.36%(c)

RATIOS
Net Assets--End of Period ($000 Omitted)               $   14,774     $    4,186
Ratio of Expenses to Average Net Assets(d)                  1.64%       1.54%(e)
Ratio of Net Investment Income to Average Net Assets        4.07%       4.73%(e)

(a) From February 15, 2000, since inception of Class C, to May 31, 2000.
(b) The applicable CDSC fees are not included in the Total Return calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(e) Annualized

FINANCIAL HIGHLGIHTS

TAX-FREE MONEY FUND -- INVESTOR CLASS
---------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                   YEAR ENDED MAY 31
---------------------------------------------------------------------------------------------------------------------
                                                             2001         2000         1999         1998         1997
PER SHARE DATA
Net Asset Value-- Beginning of Period                  $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
=====================================================================================================================
INCOME AND DISTRIBUTIONS FROM
   INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND
   DISTRIBUTED TO SHAREHOLDERS                               0.03         0.03         0.03         0.03         0.03
=====================================================================================================================
Net Asset Value--End of Period                         $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
=====================================================================================================================

TOTAL RETURN                                                3.22%        2.86%        2.63%        3.03%        2.90%

RATIOS
Net Assets--End of Period ($000 Omitted)               $   36,055   $   40,396   $   50,697   $   54,801   $   47,577
Ratio of Expenses to Average Net Assets(a)(b)               0.86%        0.87%        0.77%        0.76%        0.76%
Ratio of Net Investment Income to
   Average Net Assets(b)                                    3.16%        2.82%        2.61%        3.01%        2.86%

(a) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(b) Various expenses of the Fund were voluntarily absorbed by IFG for the years ended May 31, 2001, 2000, 1999, 1998 and 1997. If such expenses had not been absorbed, ratio of expenses to average net assets would have been 1.17%, 1.11%, 1.02%, 1.06% and 1.01%, respectively, and ratio of net investment income to average net assets would have been 2.85%, 2.58%, 2.36%, 2.71% and 2.61%, respectively.

FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT MONEY FUND-- INVESTOR CLASS
---------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                                   YEAR ENDED MAY 31
---------------------------------------------------------------------------------------------------------------------
                                                             2001         2000         1999         1998         1997
PER SHARE DATA
Net Asset Value--Beginning of Period                   $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
=====================================================================================================================
INCOME AND DISTRIBUTIONS FROM
   INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND
   DISTRIBUTED TO SHAREHOLDERS                               0.05         0.05         0.04         0.05         0.04
=====================================================================================================================
Net Asset Value--End of Period                         $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
=====================================================================================================================


TOTAL RETURN                                                5.24%        4.74%        4.36%        4.74%        4.57%

RATIOS
Net Assets-- End of Period ($000 Omitted)              $   75,380   $   86,060   $   91,509   $   73,918   $   66,451
Ratio of Expenses to Average Net Assets(a)(b)               0.86%        0.86%         0.86%        0.87%       0.86%
Ratio of Net Investment Income to Average Net Assets(b)     5.10%        4.63%        4.28%        4.72%        4.51%

(a) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(b) Various expenses of the Fund were voluntarily absorbed by IFG for the years ended May 31, 2001, 2000, 1999, 1998 and 1997. If such expenses had not been absorbed, ratio of expenses to average net assets would have been 1.18%, 1.16%, 1.08% 1.12% and 1.06%, respectively, and ratio of net investment income to average net assets would have been 4.78%, 4.33%, 4.06%, 4.47% and 4.31%, respectively.

We're easy to stay in touch with:


Investor Services: 1-800-525-8085
Personal Account Line: 1-800-424-8085
On the World Wide Web: invescofunds.com


INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado  80217-3706


This information must be preceded or accompanied by a current prospectus.